GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 102.7%
Automobiles & Components – 0.6%
2,586,200	Ford Motor Co.	$ 12,491,346

Banks – 5.0%
92,200	Bank of America Corp.	1,957,406
104,500	Citigroup, Inc.	4,401,540
3,600	First Horizon National Corp.	29,016
15,500	FNB Corp.	114,235
620,300	Huntington Bancshares, Inc.	5,092,663
348,029	JPMorgan Chase & Co.(a)(b)	31,333,051
846,999	New York Community Bancorp, Inc.(b)	7,953,321
623,200	PacWest Bancorp	11,167,744
1,053,099	People’s United Financial, Inc.(b)	11,636,744
22,000	Synovus Financial Corp.	386,320
5,100	TCF Financial Corp.	115,566
146,700	TFS Financial Corp.	2,240,109
90,300	Truist Financial Corp.	2,784,852
361,600	Umpqua Holdings Corp.	3,941,440
2,900	Webster Financial Corp.	66,410
818,898	Wells Fargo & Co.	23,502,372

		106,722,789

Capital Goods – 6.5%
95,699	3M Co.	13,063,871
700	Air Lease Corp.	15,498
82,500	Boeing Co. (The)	12,304,050
85,100	Caterpillar, Inc.	9,875,004
37,700	Cummins, Inc.	5,101,564
600	Donaldson Co., Inc.	23,178
143,597	Eaton Corp. plc	11,156,051
96,996	Emerson Electric Co.	4,621,859
220,298	Fastenal Co.	6,884,313
8,800	Fluor Corp.	60,808
94,000	Honeywell International, Inc.	12,576,260
56,200	Illinois Tool Works, Inc.	7,987,144
217,400	Johnson Controls International plc	5,861,104
37,200	L3Harris Technologies, Inc.	6,700,464
600	Lincoln Electric Holdings, Inc.	41,400
63,134	Lockheed Martin Corp.	21,399,269
38,300	MSC Industrial Direct Co., Inc. Class A	2,105,351
18,000	Owens Corning	698,580
1,900	Timken Co. (The)	61,446
20,100	Trinity Industries, Inc.	323,007
100,201	United Technologies Corp.	9,451,960
53,199	Watsco, Inc.	8,407,038

		138,719,219

Commercial & Professional Services – 0.2%
4,000	ADT, Inc.	17,280
300	CoStar Group, Inc.*	176,163
332,799	KAR Auction Services, Inc.	3,993,588
1,400	ManpowerGroup, Inc.	74,186
2,200	TransUnion	145,596

		4,406,813

Consumer Durables & Apparel – 0.8%
803	Brunswick Corp.	28,353
138,700	Leggett & Platt, Inc.	3,700,516
600	Lennar Corp. Class B	17,352
8,500	Lululemon Athletica, Inc.*	1,611,175
121,800	NIKE, Inc. Class B	10,077,732
500	Polaris, Inc.	24,075

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
1,100	Tempur Sealy International, Inc.*	$ 48,081
49,700	Toll Brothers, Inc.	956,725

		16,464,009

Consumer Services – 1.6%
1,600	Aramark	31,952
3,600	Choice Hotels International, Inc.	220,500
245,902	Extended Stay America, Inc.	1,797,544
178,100	H&R Block, Inc.	2,507,648
400	Hilton Grand Vacations, Inc.*	6,308
1,100	Hyatt Hotels Corp. Class A	52,690
262,447	International Game Technology plc	1,561,560
191,303	Las Vegas Sands Corp.	8,124,638
90,101	McDonald’s Corp.	14,898,200
7,000	Planet Fitness, Inc. Class A*	340,900
83,500	Six Flags Entertainment Corp.	1,047,090
2,601	Vail Resorts, Inc.	384,194
14,300	Wendy’s Co. (The)	212,784
136,900	Wyndham Destinations, Inc.	2,970,730
4,000	Wyndham Hotels & Resorts, Inc.	126,040

		34,282,778

Diversified Financials – 3.8%
60,300	American Express Co.	5,162,283
135,539	Berkshire Hathaway, Inc. Class B*	24,780,596
17,500	BlackRock, Inc.	7,699,475
1,400	Eaton Vance Corp.	45,150
7,600	Equitable Holdings, Inc.	109,820
1,269,704	Invesco Ltd.	11,528,912
527,000	Janus Henderson Group plc	8,073,640
1,100	Jefferies Financial Group, Inc.	15,037
81,000	Legg Mason, Inc.	3,956,850
370,202	Navient Corp.	2,806,131
3,200	OneMain Holdings, Inc.	61,184
14,500	S&P Global, Inc.	3,553,225
68,400	Santander Consumer USA Holdings, Inc.(c)	951,444
86,800	T. Rowe Price Group, Inc.	8,476,020
192,500	Virtu Financial, Inc. Class A(c)	4,007,850

		81,227,617

Energy – 2.3%
312,598	Chevron Corp.	22,650,851
421,303	Exxon Mobil Corp.(b)	15,996,875
474,400	Kinder Morgan, Inc.	6,603,648
202,200	ONEOK, Inc.	4,409,982

		49,661,356

Food & Staples Retailing – 1.5%
16,300	Costco Wholesale Corp.	4,647,619
95,700	Sysco Corp.	4,366,791
105,200	Walgreens Boots Alliance, Inc.	4,812,900
162,241	Walmart, Inc.	18,433,822

		32,261,132

Food, Beverage & Tobacco – 4.3%
323,959	Altria Group, Inc.	12,527,494
400	Beyond Meat, Inc.*	26,640
59,900	Bunge Ltd.	2,457,697

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
571,600	Coca-Cola Co. (The)(a)	$ 25,293,300
46,500	Flowers Foods, Inc.	954,180
201,202	General Mills, Inc.	10,617,429
15,800	Keurig Dr Pepper, Inc.	383,466
355,200	Kraft Heinz Co. (The)	8,787,648
176,006	PepsiCo, Inc.	21,138,321
120,302	Philip Morris International, Inc.	8,777,234

		90,963,409

Health Care Equipment & Services – 6.9%
382,042	Abbott Laboratories	30,146,934
40,587	Anthem, Inc.	9,214,872
26,300	Becton Dickinson and Co.	6,042,951
164,800	Cardinal Health, Inc.	7,900,512
21,700	Change Healthcare, Inc.*	216,783
209,978	CVS Health Corp.	12,457,995
4,200	DexCom, Inc.*	1,130,934
30,000	Edwards Lifesciences Corp.*	5,658,600
24,800	Encompass Health Corp.	1,587,944
6,400	Guardant Health, Inc.*	445,440
1,100	Hill-Rom Holdings, Inc.	110,660
12,100	Insulet Corp.*	2,004,728
9,800	Intuitive Surgical, Inc.*	4,853,058
5,600	MEDNAX, Inc.*	65,184
218,753	Medtronic plc	19,727,146
4,800	Molina Healthcare, Inc.*	670,608
3,400	Penumbra, Inc.*	548,522
62,700	Stryker Corp.	10,438,923
132,171	UnitedHealth Group, Inc.(a)	32,960,804
1,100	Veeva Systems, Inc. Class A*	172,007

		146,354,605

Household & Personal Products – 2.1%
87,898	Kimberly-Clark Corp.	11,239,517
11,800	Nu Skin Enterprises, Inc. Class A	257,830
295,098	Procter & Gamble Co. (The)(a)	32,460,780

		43,958,127

Insurance – 2.0%
44,798	Arthur J Gallagher & Co.	3,651,485
143,800	Fidelity National Financial, Inc.	3,577,744
51,100	First American Financial Corp.	2,167,151
51,900	Marsh & McLennan Cos., Inc.	4,487,274
210,199	Mercury General Corp.	8,559,303
175,001	MetLife, Inc.	5,349,781
384,106	Old Republic International Corp.	5,857,616
142,799	Principal Financial Group, Inc.	4,475,321
83,600	Prudential Financial, Inc.	4,358,904

		42,484,579

Materials – 2.7%
45,000	Air Products & Chemicals, Inc.	8,982,450
600	Ardagh Group SA	7,116
92,500	Chemours Co. (The)	820,475
56,601	Domtar Corp.	1,224,846
371,449	Dow, Inc.	10,861,169
7,600	Graphic Packaging Holding Co.	92,720
209,699	International Paper Co.	6,527,930
58,400	Linde plc	10,103,200
128,499	LyondellBasell Industries NV Class A	6,377,405
80,200	Newmont Corp.	3,631,456
52,400	Olin Corp.	611,508

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
400	Reliance Steel & Aluminum Co.	$ 35,036
1,600	Royal Gold, Inc.	140,336
1,200	Sonoco Products Co.	55,620
134,200	Southern Copper Corp.	3,779,072
139,300	WestRock Co.	3,936,618

		57,186,957

Media & Entertainment – 8.3%
78,900	Activision Blizzard, Inc.*	4,692,972
32,229	Alphabet, Inc. Class A*	37,448,487
27,756	Alphabet, Inc. Class C*(a)	32,274,954
79,797	Cinemark Holdings, Inc.	813,131
528,013	Comcast Corp. Class A	18,153,087
244,741	Facebook, Inc. Class A*	40,822,799
376,701	Interpublic Group of Cos., Inc. (The)	6,098,789
400	Liberty Broadband Corp. Class A*	42,800
9,600	Liberty Broadband Corp. Class C*	1,062,912
20,900	Match Group, Inc.*(c)	1,380,236
43,790	Netflix, Inc.*	16,443,145
4,600	Nexstar Media Group, Inc. Class A	265,558
9,500	Roku, Inc.*	831,060
33,500	Sirius XM Holdings, Inc.	165,490
52,600	Snap, Inc. Class A*	625,414
700	ViacomCBS, Inc. Class A	12,481
143,000	Walt Disney Co. (The)	13,813,800
700	Zillow Group, Inc. Class A*	23,779
10,300	Zillow Group, Inc. Class C*	371,006

		175,341,900

Pharmaceuticals, Biotechnology & Life Sciences – 9.3%
326,486	AbbVie, Inc.(a)(b)	24,874,968
5,900	Adaptive Biotechnologies Corp.*	163,902
400	Agios Pharmaceuticals, Inc.*	14,192
6,800	Alnylam Pharmaceuticals, Inc.*	740,180
91,702	Amgen, Inc.	18,590,747
371,401	Bristol-Myers Squibb Co.(a)	20,701,892
7,700	Bruker Corp.	276,122
600	Charles River Laboratories International, Inc.*	75,726
70,615	Eli Lilly & Co.	9,795,713
4,500	Exact Sciences Corp.*	261,000
151,699	Gilead Sciences, Inc.	11,341,017
18,500	Illumina, Inc.*	5,052,720
251,003	Johnson & Johnson	32,914,023
334,353	Merck & Co., Inc.	25,725,120
1,021,499	Pfizer, Inc.	33,341,727
22,700	QIAGEN NV*	944,320
200	Sarepta Therapeutics, Inc.*	19,564
44,000	Thermo Fisher Scientific, Inc.	12,478,400

		197,311,333

Real Estate Investment Trusts – 3.0%
3,200	American Homes 4 Rent Class A	74,240
67,001	American Tower Corp.	14,589,468
83,500	Crown Castle International Corp.	12,057,400
7,600	Equinix, Inc.	4,746,732
60,500	Equity LifeStyle Properties, Inc.	3,477,540
1,000	Gaming and Leisure Properties, Inc.	27,710

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
94,600	Invitation Homes, Inc.	$ 2,021,602
800	Lamar Advertising Co. Class A	41,024
2,100	Medical Properties Trust, Inc.	36,309
118,562	Prologis, Inc.	9,528,828
46,700	SBA Communications Corp.	12,607,599
1,600	STORE Capital Corp.	28,992
35,800	Sun Communities, Inc.	4,469,630

		63,707,074

Retailing – 6.8%
44,122	Amazon.com, Inc.*	86,025,546
600	Burlington Stores, Inc.*	95,076
2,800	Carvana Co.*	154,252
14,800	Dick’s Sporting Goods, Inc.	314,648
24,300	Etsy, Inc.*	934,092
1,400	Five Below, Inc.*	98,532
40,500	Foot Locker, Inc.	893,025
3,900	Grubhub, Inc.*	158,847
185,676	Home Depot, Inc. (The)	34,667,566
277,800	Kohl’s Corp.	4,053,102
98,900	Lowe’s Cos., Inc.	8,510,345
1,800	MercadoLibre, Inc.*	879,444
24,300	Penske Automotive Group, Inc.	680,400
47,900	Target Corp.	4,453,263
6,700	Wayfair, Inc. Class A*	358,048
33,000	Williams-Sonoma, Inc.	1,403,160

		143,679,346

Semiconductors & Semiconductor Equipment – 5.2%
134,400	Advanced Micro Devices, Inc.*	6,112,512
81,790	Broadcom, Inc.	19,392,409
407,601	Intel Corp.	22,059,366
24,400	Lam Research Corp.	5,856,000
66,000	Marvell Technology Group Ltd.	1,493,580
183,501	Maxim Integrated Products, Inc.	8,919,984
64,924	NVIDIA Corp.	17,113,966
151,097	QUALCOMM, Inc.	10,221,712
1,600	Teradyne, Inc.	86,672
180,850	Texas Instruments, Inc.(a)	18,072,341

		109,328,542

Software & Services – 14.0%
70,800	Accenture plc Class A	11,558,808
13,600	Adobe, Inc.*	4,328,064
11,000	Alteryx, Inc. Class A*	1,046,870
12,000	Atlassian Corp. plc Class A*	1,647,120
87,700	Automatic Data Processing, Inc.	11,986,836
2,700	Booz Allen Hamilton Holding Corp.	185,328
12,300	Coupa Software, Inc.*	1,718,679
5,100	DocuSign, Inc.*	471,240
108,100	Fidelity National Information Services, Inc.	13,149,284
4,800	FireEye, Inc.*	50,784
10,000	HubSpot, Inc.*	1,331,900
176,501	International Business Machines Corp.	19,579,256
25,400	Intuit, Inc.	5,842,000
92,100	Mastercard, Inc. Class A	22,247,676
760,250	Microsoft Corp.(a)(b)	119,899,028

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
700	MongoDB, Inc.*	$ 95,578
1,300	Nutanix, Inc. Class A*	20,540
10,300	Okta, Inc.*	1,259,278
1,300	Palo Alto Networks, Inc.*	213,148
189,000	Paychex, Inc.	11,891,880
4,200	Paylocity Holding Corp.*	370,944
85,900	PayPal Holdings, Inc.*	8,224,066
3,900	RingCentral, Inc. Class A*	826,449
81,185	salesforce.com, Inc.*	11,689,016
29,762	ServiceNow, Inc.*	8,529,194
5,000	Smartsheet, Inc. Class A*	207,550
19,100	Splunk, Inc.*	2,410,993
4,600	Trade Desk, Inc. (The) Class A*	887,800
13,900	Twilio, Inc. Class A*	1,243,911
167,268	Visa, Inc. Class A	26,950,220
312,199	Western Union Co. (The)	5,660,168
6,400	Workday, Inc. Class A*	833,408
12,700	Zendesk, Inc.*	812,927
2,900	Zscaler, Inc.*	176,494

		297,346,437

Technology Hardware & Equipment – 7.1%
416,288	Apple, Inc.(a)	105,857,876
500	Avnet, Inc.	12,550
653,448	Cisco Systems, Inc.(a)	25,687,041
221,700	Corning, Inc.	4,553,718
1,100	Dolby Laboratories, Inc. Class A	59,631
1,400	Flex Ltd.*	11,725
1,400	Jabil, Inc.	34,412
28,400	National Instruments Corp.	939,472
107,900	NetApp, Inc.	4,498,351
120,499	Seagate Technology plc	5,880,351
99,300	Western Digital Corp.	4,132,866

		151,667,993

Telecommunication Services – 2.8%
1,168,228	AT&T, Inc.(a)	34,053,846
458,502	Verizon Communications, Inc.(b)	24,635,313

		58,689,159

Transportation – 2.0%
1,800	Copa Holdings SA Class A	81,522
6,700	JetBlue Airways Corp.*	59,965
23,900	Knight-Swift Transportation Holdings, Inc.	783,920
31,500	Lyft, Inc. Class A*	845,775
35,902	Norfolk Southern Corp.	5,241,692
46,900	Ryder System, Inc.	1,240,036
16,900	Uber Technologies, Inc.*	471,848
126,400	Union Pacific Corp.	17,827,456
176,398	United Parcel Service, Inc. Class B	16,479,101
1,900	XPO Logistics, Inc.*	92,625

		43,123,940

Utilities – 3.9%
313,197	Dominion Energy, Inc.	22,609,691
263,700	Duke Energy Corp.	21,328,056
100	MDU Resources Group, Inc.	2,150
21,600	NextEra Energy, Inc.	5,197,392
575,201	PPL Corp.	14,195,961

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
344,801	Southern Co. (The)	$ 18,667,526

		82,000,776

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,206,590,196)		$2,179,381,236

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,023,215	0.333%	$ 2,023,215
(Cost $2,023,215)

TOTAL INVESTMENTS – 102.8% (Cost $2,208,613,411)		$2,181,404,451

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%		(58,678,445)

NET ASSETS – 100.0%		$2,122,726,006

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 E-Mini Index	(40)	06/19/2020	$(5,139,400)	$(234,401)

WRITTEN OPTIONS CONTRACTS — At March 31, 2020, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc	USD 3,270	04/30/2020	1,202	$(310,667,718)	$(84,140)	$(8,712,096)	$8,627,956
		USD 2,975	05/29/2020	631	(163,087,629)	(823,455)	(8,382,236)	7,558,781
		USD 2,700	06/30/2020	513	(132,589,467)	(6,307,335)	(6,608,271)	300,936

Total written options contracts				2,346		$(7,214,930)	$(23,702,603)	$16,487,673

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Australia – 8.0%
80,836	AGL Energy Ltd. (Utilities)	$ 845,976
1,205,749	Alumina Ltd. (Materials)	1,080,588
64,974	APA Group (Utilities)	412,309
221,118	Aurizon Holdings Ltd. (Transportation)	573,043
118,115	Australia & New Zealand Banking Group Ltd. (Banks)	1,238,719
114,612	Bendigo & Adelaide Bank Ltd. (Banks)	440,323
153,774	Boral Ltd. (Materials)	193,146
56,834	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	306,749
1,349	Commonwealth Bank of Australia (Banks)	50,898
2,304	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	417,650
137,234	Fortescue Metals Group Ltd. (Materials)	841,001
707,326	Harvey Norman Holdings Ltd. (Retailing)	1,298,763
258,955	National Australia Bank Ltd. (Banks)	2,656,323
14,906	Rio Tinto Ltd. (Materials)	767,949
11,619	Rio Tinto plc (Materials)	532,641
45,276	Rio Tinto plc ADR (Materials)(a)	2,062,775
13,841	Sonic Healthcare Ltd. (Health Care Equipment & Services)	208,028
8,233	Wesfarmers Ltd. (Retailing)	174,459
121,817	Westpac Banking Corp. (Banks)	1,251,158

		15,352,498

Austria – 0.0%
2,796	voestalpine AG (Materials)(a)	56,414

Belgium – 1.0%
13,897	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	613,829
5,288	KBC Group NV (Banks)(a)	239,944
48,012	Proximus SADP (Telecommunication Services)	1,102,573

		1,956,346

Colombia – 0.1%
5,999	Millicom International Cellular SA SDR (Telecommunication Services)	166,673

Denmark – 2.1%
6,620	Coloplast A/S Class B (Health Care Equipment & Services)	960,075
37,456	Danske Bank A/S (Banks)	416,863
16,539	ISS A/S (Commercial & Professional Services)	226,262
31,619	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,888,163
20,100	Tryg A/S (Insurance)	489,230

		3,980,593

Shares	Description	Value

Common Stocks – (continued)
Finland – 2.0%
8,544	Kone OYJ Class B (Capital Goods)	$ 478,470
50,367	Metso OYJ (Capital Goods)	1,186,930
7,263	Neste OYJ (Energy)	241,477
20,950	Nokian Renkaat OYJ (Automobiles & Components)	500,246
49,542	Sampo OYJ Class A (Insurance)	1,429,173

		3,836,296

France – 10.4%
7,477	Air Liquide SA (Materials)	954,420
12,505	Airbus SE (Capital Goods)	806,346
1,996	Amundi SA (Diversified Financials)(b)	115,488
35,956	AXA SA (Insurance)	608,805
23,858	BNP Paribas SA (Banks)	696,540
5,936	Capgemini SE (Software & Services)(a)	496,026
6,632	Cie de Saint-Gobain (Capital Goods)	159,138
4,050	CNP Assurances (Insurance)	39,214
52,323	Credit Agricole SA (Banks)	370,232
10,779	Danone SA (Food, Beverage & Tobacco)	689,837
1,122	Dassault Systemes SE (Software & Services)	163,802
16,414	Edenred (Software & Services)	681,173
63,043	Engie SA (Utilities)	645,589
121,647	Eutelsat Communications SA (Media & Entertainment)	1,264,542
1,959	Kering SA (Consumer Durables & Apparel)(a)	1,021,448
2,385	L’Oreal SA (Household & Personal Products)(a)	617,264
6,134	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)(a)	2,249,654
65,874	Peugeot SA (Automobiles & Components)	857,632
5,414	Publicis Groupe SA (Media & Entertainment)	154,726
8,050	Renault SA (Automobiles & Components)	152,988
5,982	Safran SA (Capital Goods)*	529,988
32,860	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,844,852
13,566	Schneider Electric SE (Capital Goods)(a)	1,146,638
43,718	Societe Generale SA (Banks)(a)	716,195
12,099	Suez (Utilities)	122,919
41,224	TOTAL SA (Energy)(a)	1,553,272
2,233	Valeo SA (Automobiles & Components)	36,344
2,008	Vinci SA (Capital Goods)	164,012
2,168	Worldline SA (Software & Services)*(b)	127,958

		19,987,042

Germany – 7.4%
1,376	Allianz SE (Registered) (Insurance)	234,330
52,629	Aroundtown SA (Real Estate)	263,432
36,480	BASF SE (Materials)(a)	1,705,147

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
17,262	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$ 989,087
13,633	Bayerische Motoren Werke AG (Automobiles & Components)(a)	695,954
19,537	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(c)	828,473
1,439	Carl Zeiss Meditec AG (Health Care Equipment & Services)	137,022
10,619	Covestro AG (Materials)(b)	322,267
1,251	Delivery Hero SE (Retailing)*(b)	91,979
43,730	Deutsche Post AG (Registered) (Transportation)(a)	1,172,341
29,082	Deutsche Telekom AG (Registered) (Telecommunication Services)	375,607
51,998	E.ON SE (Utilities)	533,379
15,809	Evonik Industries AG (Materials)(a)	330,143
9,798	GEA Group AG (Capital Goods)	202,405
11,842	HOCHTIEF AG (Capital Goods)	777,542
5,323	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	76,842
31,662	METRO AG (Food & Staples Retailing)	269,671
762	MTU Aero Engines AG (Capital Goods)	109,895
2,629	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(c)	109,893
2,764	Puma SE (Consumer Durables & Apparel)	162,399
19,360	SAP SE (Software & Services)	2,161,505
689	Sartorius AG (Preference) (Health Care Equipment & Services)(c)	164,723
11,222	Siemens AG (Registered) (Capital Goods)	939,676
3,648	Siemens Healthineers AG (Health Care Equipment & Services)(b)	141,019
3,186	Volkswagen AG (Preference) (Automobiles & Components)(c)	367,016
19,924	Vonovia SE (Real Estate)(a)	991,090

		14,152,837

Hong Kong – 3.0%
117,600	AIA Group Ltd. (Insurance)	1,053,066
17,900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	165,975
101,000	Hang Lung Properties Ltd. (Real Estate)	203,671
13,310	Henderson Land Development Co. Ltd. (Real Estate)	50,377
112,471	Hong Kong & China Gas Co. Ltd. (Utilities)	184,163
41,129	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,232,196

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
4,600	Jardine Matheson Holdings Ltd. (Capital Goods)	$ 231,527
2,200	Jardine Strategic Holdings Ltd. (Capital Goods)	49,167
237,000	Link REIT (REIT)	1,997,550
65,274	MTR Corp. Ltd. (Transportation)	335,746
22,564	Sino Land Co. Ltd. (Real Estate)	28,398
500	Sun Hung Kai Properties Ltd. (Real Estate)	6,537
400	Swire Properties Ltd. (Real Estate)	1,117
24,000	Techtronic Industries Co. Ltd. (Capital Goods)	152,398

		5,691,888

Ireland – 0.4%
24,567	CRH plc (Materials)(a)	664,364

Israel – 0.1%
13,690	Israel Chemicals Ltd. (Materials)	43,601
1,610	Wix.com Ltd. (Software & Services)*	162,320

		205,921

Italy – 1.5%
11,499	Assicurazioni Generali SpA (Insurance)	155,752
4,925	Eni SpA (Energy)(a)	48,942
1,320,583	Intesa Sanpaolo SpA (Banks)(a)	2,136,784
110,623	Snam SpA (Utilities)	505,580

		2,847,058

Japan – 25.2%
2,400	ABC-Mart, Inc. (Retailing)	120,116
2,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	95,592
17,600	AEON Financial Service Co. Ltd. (Diversified Financials)	188,040
13,000	AGC, Inc. (Capital Goods)	316,778
10,500	Alfresa Holdings Corp. (Health Care Equipment & Services)	195,421
26,000	Aozora Bank Ltd. (Banks)	496,189
41,000	Asahi Kasei Corp. (Materials)	287,280
7,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	109,392
2,300	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	111,557
47,500	Bridgestone Corp. (Automobiles & Components)	1,454,004
114,500	Canon, Inc. (Technology Hardware & Equipment)	2,488,192
7,900	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	110,531
6,800	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	786,731

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	$ 433,914
13,900	Daicel Corp. (Materials)	101,124
9,700	Dai-ichi Life Holdings, Inc. (Insurance)	115,189
12,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	844,723
2,800	Daikin Industries Ltd. (Capital Goods)	337,999
8,600	Daito Trust Construction Co. Ltd. (Real Estate)	798,626
13,700	Daiwa House Industry Co. Ltd. (Real Estate)	338,490
132,700	Daiwa Securities Group, Inc. (Diversified Financials)	512,792
2,900	Denso Corp. (Automobiles & Components)	92,668
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	291,829
11,500	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	841,195
5,000	FANUC Corp. (Capital Goods)	668,129
200	Fast Retailing Co. Ltd. (Retailing)	81,608
2,600	Fuji Electric Co. Ltd. (Capital Goods)	58,298
1,300	Hikari Tsushin, Inc. (Retailing)	217,533
30,400	Hino Motors Ltd. (Capital Goods)	162,128
1,916	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	197,526
1,400	Hitachi Ltd. (Technology Hardware & Equipment)	40,217
6,700	Hitachi Metals Ltd. (Materials)	70,328
17,000	Honda Motor Co. Ltd. (Automobiles & Components)	380,400
3,500	Hoya Corp. (Health Care Equipment & Services)	297,610
3,700	Hulic Co. Ltd. (Real Estate)	37,444
3,300	Idemitsu Kosan Co. Ltd. (Energy)	75,318
5,500	IHI Corp. (Capital Goods)	64,051
3,100	Isuzu Motors Ltd. (Automobiles & Components)	20,515
55,800	ITOCHU Corp. (Capital Goods)	1,154,760
33,400	Japan Exchange Group, Inc. (Diversified Financials)	586,134
62,900	Japan Post Holdings Co. Ltd. (Insurance)	492,042
11,200	Japan Post Insurance Co. Ltd. (Insurance)	138,377
31,100	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	575,247
6,400	JSR Corp. (Materials)	116,976
8,500	JTEKT Corp. (Automobiles & Components)	57,409
9,300	Kakaku.com, Inc. (Media & Entertainment)	170,092

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,100	Kao Corp. (Household & Personal Products)	$ 578,424
7,700	Kawasaki Heavy Industries Ltd. (Capital Goods)	110,787
22,000	KDDI Corp. (Telecommunication Services)	649,849
300	Keyence Corp. (Technology Hardware & Equipment)	96,454
6,400	Kikkoman Corp. (Food, Beverage & Tobacco)	271,357
5,200	Kintetsu Group Holdings Co. Ltd. (Transportation)	240,667
38,100	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	752,485
41,200	Komatsu Ltd. (Capital Goods)	666,757
23,600	Konica Minolta, Inc. (Technology Hardware & Equipment)	95,081
3,100	Kose Corp. (Household & Personal Products)	383,599
7,300	Kyushu Railway Co. (Transportation)	209,696
7,700	Lawson, Inc. (Food & Staples Retailing)	422,651
9,700	M3, Inc. (Health Care Equipment & Services)	286,122
4,300	Makita Corp. (Capital Goods)	131,166
170,000	Marubeni Corp. (Capital Goods)	843,721
11,600	Marui Group Co. Ltd. (Retailing)	194,053
144,800	Mitsubishi Chemical Holdings Corp. (Materials)	859,827
20,200	Mitsubishi Corp. (Capital Goods)	427,275
23,400	Mitsubishi Electric Corp. (Capital Goods)	285,860
4,500	Mitsubishi Heavy Industries Ltd. (Capital Goods)	113,409
100	Mitsubishi Materials Corp. (Materials)	2,044
21,600	Mitsubishi Motors Corp. (Automobiles & Components)	60,859
153,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	575,825
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	382,246
12,600	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	626,406
8,200	Nabtesco Corp. (Capital Goods)	187,573
3,900	NEC Corp. (Software & Services)	142,012
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	142,977
400	Nidec Corp. (Capital Goods)	20,614
5,600	Nikon Corp. (Consumer Durables & Apparel)	51,398
1,900	Nintendo Co. Ltd. (Media & Entertainment)	738,442
6,600	Nippon Express Co. Ltd. (Transportation)	321,941
900	Nippon Paint Holdings Co. Ltd. (Materials)	46,847

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
100	Nippon Prologis REIT, Inc. (REIT)	$ 249,102
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	193,514
7,100	Nitto Denko Corp. (Materials)	315,375
3,700	Nomura Real Estate Holdings, Inc. (Real Estate)	59,869
24,900	Nomura Research Institute Ltd. (Software & Services)	525,956
59,800	NSK Ltd. (Capital Goods)	380,639
6,400	NTT DOCOMO, Inc. (Telecommunication Services)	200,148
4,200	Obic Co. Ltd. (Software & Services)	547,217
300	Odakyu Electric Railway Co. Ltd. (Transportation)	6,588
7,400	Olympus Corp. (Health Care Equipment & Services)	106,673
2,300	Omron Corp. (Technology Hardware & Equipment)	118,916
3,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	78,133
5,400	Otsuka Corp. (Software & Services)	230,205
2,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	93,644
55,400	Panasonic Corp. (Consumer Durables & Apparel)	419,401
22,500	Park24 Co. Ltd. (Commercial & Professional Services)	331,687
4,000	Pola Orbis Holdings, Inc. (Household & Personal Products)	73,538
22,300	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	576,038
49,100	Resona Holdings, Inc. (Banks)	147,217
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	11,121
17,100	Seiko Epson Corp. (Technology Hardware & Equipment)	184,047
57,000	Sekisui House Ltd. (Consumer Durables & Apparel)	940,046
67,800	Seven Bank Ltd. (Banks)	174,980
7,000	Shimadzu Corp. (Technology Hardware & Equipment)	182,688
5,200	Shin-Etsu Chemical Co. Ltd. (Materials)	511,094
5,700	Shiseido Co. Ltd. (Household & Personal Products)	335,003
166,500	Softbank Corp. (Telecommunication Services)	2,120,992
19,500	SoftBank Group Corp. (Telecommunication Services)	690,347
3,800	Sompo Holdings, Inc. (Insurance)	117,131
7,500	Sony Corp. (Consumer Durables & Apparel)	444,252
42,200	Subaru Corp. (Automobiles & Components)	806,656

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
59,000	Sumitomo Chemical Co. Ltd. (Materials)	$ 174,313
112,000	Sumitomo Corp. (Capital Goods)	1,277,276
4,200	Sumitomo Metal Mining Co. Ltd. (Materials)	85,867
8,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	216,211
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	8,619
7,200	Sysmex Corp. (Health Care Equipment & Services)	521,099
11,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	362,333
1,000	TDK Corp. (Technology Hardware & Equipment)	76,889
42,600	Tohoku Electric Power Co., Inc. (Utilities)	409,509
10,900	Tokio Marine Holdings, Inc. (Insurance)	498,725
4,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	894,593
300	Tokyo Gas Co. Ltd. (Utilities)	7,069
41,800	Tokyu Fudosan Holdings Corp. (Real Estate)	200,770
4,600	TOTO Ltd. (Capital Goods)	151,745
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	64,671
43,820	Toyota Motor Corp. (Automobiles & Components)	2,640,809
2,800	Trend Micro, Inc. (Software & Services)	138,270
57,500	USS Co. Ltd. (Retailing)	788,467
3,000	Yamaha Corp. (Consumer Durables & Apparel)	116,266
29,100	Yamaha Motor Co. Ltd. (Automobiles & Components)	349,926
200	Yamato Holdings Co. Ltd. (Transportation)	3,124
2,800	Yaskawa Electric Corp. (Capital Goods)	76,134
3,900	ZOZO, Inc. (Retailing)	52,343

		48,336,183

Luxembourg – 0.2%
11,078	RTL Group SA (Media & Entertainment)(a)	370,980
11,833	SES SA FDR (Media & Entertainment)	69,417

		440,397

Macau – 0.4%
58,000	Galaxy Entertainment Group Ltd. (Consumer Services)	305,476
94,000	Sands China Ltd. (Consumer Services)	341,981
108,800	Wynn Macau Ltd. (Consumer Services)	163,168

		810,625

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 4.1%
400,828	Aegon NV (Insurance)(a)	$ 1,001,030
6,456	ASML Holding NV (Semiconductors & Semiconductor Equipment)(a)	1,701,898
129,752	ING Groep NV (Banks)	664,922
1,973	Just Eat Takeaway (Retailing)*(b)	149,204
1,862	Koninklijke DSM NV (Materials)	209,454
17,703	Koninklijke KPN NV (Telecommunication Services)	42,335
22,499	Koninklijke Philips NV (Health Care Equipment & Services)	923,750
1,207	Koninklijke Vopak NV (Energy)	63,380
8,563	NN Group NV (Insurance)	232,706
3,405	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	282,377
13,987	Randstad NV (Commercial & Professional Services)*	493,628
37,505	Royal Dutch Shell plc Class A (Energy)(a)	651,558
86,152	Royal Dutch Shell plc Class B (Energy)(a)	1,445,119

		7,861,361

New Zealand – 0.5%
18,856	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	342,773
256,996	Spark New Zealand Ltd. (Telecommunication Services)	625,469

		968,242

Norway – 0.9%
4,590	Gjensidige Forsikring ASA (Insurance)	78,164
103,997	Mowi ASA (Food, Beverage & Tobacco)	1,572,378

		1,650,542

Portugal – 0.5%
80,161	EDP-Energias de Portugal SA (Utilities)	322,519
14,664	Galp Energia SGPS SA (Energy)	167,700
20,123	Jeronimo Martins SGPS SA (Food & Staples Retailing)	363,203

		853,422

Russia – 0.2%
137,327	Evraz plc (Materials)	392,910

Singapore – 1.1%
2,800	City Developments Ltd. (Real Estate)	14,198
48,200	ComfortDelGro Corp. Ltd. (Transportation)	51,325
45,500	DBS Group Holdings Ltd. (Banks)	593,691
63,500	Keppel Corp. Ltd. (Capital Goods)	236,177
113,200	SATS Ltd. (Transportation)	251,630
51,700	Singapore Exchange Ltd. (Diversified Financials)	332,971

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
211,200	Singapore Technologies Engineering Ltd. (Capital Goods)	$ 462,069
121,600	Singapore Telecommunications Ltd. (Telecommunication Services)	216,779

		2,158,840

South Africa – 0.0%
2	Anglo American plc (Materials)	35

Spain – 2.8%
43,350	ACS Actividades de Construccion y Servicios SA (Capital Goods)	860,904
169	Amadeus IT Group SA (Software & Services)	7,955
47,556	Enagas SA (Utilities)	938,147
101,367	Endesa SA (Utilities)(a)	2,144,966
30,922	Ferrovial SA (Capital Goods)	733,987
8,298	Naturgy Energy Group SA (Utilities)	145,579
99,560	Telefonica SA (Telecommunication Services)	453,107

		5,284,645

Sweden – 1.6%
3,118	Atlas Copco AB Class A (Capital Goods)	103,687
11,277	Atlas Copco AB Class B (Capital Goods)	328,040
46,616	Electrolux ABSeries B (Consumer Durables & Apparel)	575,879
179,287	Skandinaviska Enskilda Banken AB Class A (Banks)	1,200,696
247,525	Telia Co. AB (Telecommunication Services)	886,002

		3,094,304

Switzerland – 11.5%
17,232	ABB Ltd. (Registered) (Capital Goods)	299,510
11,392	Adecco Group AG (Registered) (Commercial & Professional Services)	448,920
40,278	Coca-Cola HBC AG (Food, Beverage & Tobacco)	863,813
1,351	EMS-Chemie Holding AG (Registered) (Materials)	842,583
313	Geberit AG (Registered) (Capital Goods)	137,150
135	Givaudan SA (Registered) (Materials)	415,392
408,709	Glencore plc (Materials)*(a)	618,601
4,008	LafargeHolcim Ltd. (Registered) (Materials)*	146,266
60,595	Nestle SA (Registered) (Food, Beverage & Tobacco)	6,202,977
38,853	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,205,327
179	Partners Group Holding AG (Diversified Financials)	122,555

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
11,559	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,719,016
349	SGS SA (Registered) (Commercial & Professional Services)	804,959
530	Sonova Holding AG (Registered) (Health Care Equipment & Services)	94,507
31,901	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	685,763
103	Straumann Holding AG (Registered) (Health Care Equipment & Services)	75,304
737	Temenos AG (Registered) (Software & Services)*	96,068
42,724	UBS Group AG (Registered) (Diversified Financials)*	391,613
7,960	Zurich Insurance Group AG (Insurance)	2,796,401

		21,966,725

United Kingdom – 12.6%
49,084	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,192,092
545,604	Aviva plc (Insurance)	1,793,812
246,432	BAE Systems plc (Capital Goods)	1,583,331
179,260	Barclays plc (Banks)	203,717
46,947	BP plc ADR (Energy)(a)(d)	1,145,037
46,824	British American Tobacco plc (Food, Beverage & Tobacco)	1,595,072
948,533	BT Group plc (Telecommunication Services)	1,379,704
1,200	Coca-Cola European Partners plc (Food, Beverage & Tobacco)	45,036
10,439	Compass Group plc (Consumer Services)	162,641
13,945	Diageo plc (Food, Beverage & Tobacco)	442,189
11,960	easyJet plc (Transportation)	82,878
271,349	G4S plc (Commercial & Professional Services)	308,633
57,421	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,175,682
683,606	HSBC Holdings plc (Banks)(a)	3,837,607
118,873	J Sainsbury plc (Food & Staples Retailing)	307,573
74,694	Persimmon plc (Consumer Durables & Apparel)	1,765,666
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(a)	145,952
3,159	RELX plc (Commercial & Professional Services)	67,421
21,358	Segro plc (REIT)	201,905
9,344	St James’s Place plc (Diversified Financials)	87,254

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
60,469	Unilever NV (Household & Personal Products)(a)	$ 2,972,129
22,205	Unilever plc ADR (Household & Personal Products)(a)(d)	1,122,907
7,360	Wm Morrison Supermarkets plc (Food & Staples Retailing)	16,079
80,206	WPP plc (Media & Entertainment)	545,315

		24,179,632

TOTAL INVESTMENTS – 97.6% (Cost $215,500,839)		$186,895,793

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		4,633,472

NET ASSETS – 100.0%		$191,529,265

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

Currency Abbreviations:
AUD	— Australian Dollar
EUR	— Euro
JPY	— Japanese Yen
SEK	— Swedish Krona

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	1	06/19/2020	$30,297	$774

WRITTEN OPTIONS CONTRACTS — At March 31, 2020, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
EURO STOXX 50 Index	Morgan Stanley Co., Inc.	2,525 EUR	06/19/2020	461	$(12,847,609)	$(1,765,293)	$(1,147,137)	$(618,156)
FTSE 100 Index		5,325 GBP	06/19/2020	65	(3,686,774)	(477,557)	(323,753)	(153,804)
Nikkei 225 Index		17,500 JPY	06/12/2020	53	(1,002,601,530)	(1,133,689)	(622,872)	(510,817)

Total written options contracts				579		$(3,376,539)	$(2,093,762)	$(1,282,777)

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Automobiles & Components – 1.0%
488,014	General Motors Co.	$ 10,140,931
33,911	Gentex Corp.	751,468
6,000	Tesla, Inc.*(a)	3,144,000

		14,036,399

Banks – 3.4%
452,721	Bank of America Corp.	9,611,267
233,188	Cadence Bancorp	1,527,381
8,515	CenterState Bank Corp.	146,713
8,614	Central Pacific Financial Corp.	136,963
75,424	Citigroup, Inc.	3,176,859
425,633	Citizens Financial Group, Inc.	8,006,157
85,861	East West Bancorp, Inc.	2,210,062
108,769	Fifth Third Bancorp	1,615,220
72,607	First Bancorp/PR	386,269
2,083	First Citizens BancShares, Inc. Class A	693,368
42,638	First Hawaiian, Inc.	704,806
9,257	International Bancshares Corp.	248,828
49,088	JPMorgan Chase & Co.	4,419,393
29,311	PacWest Bancorp	525,253
5,055	PNC Financial Services Group, Inc. (The)	483,865
81,629	Popular, Inc.	2,857,015
37,624	Radian Group, Inc.	487,231
99,393	Sterling Bancorp	1,038,657
14,738	SVB Financial Group*	2,226,617
68,327	Synovus Financial Corp.	1,199,822
41,328	Webster Financial Corp.	946,411
152,456	Western Alliance Bancorp	4,666,678

		47,314,835

Capital Goods – 3.9%
10,197	Aerojet Rocketdyne Holdings, Inc.*	426,541
14,920	Allison Transmission Holdings, Inc.	486,541
11,055	AMETEK, Inc.	796,181
16,042	AO Smith Corp.	606,548
17,208	Emerson Electric Co.	819,961
13,565	Fortive Corp.	748,652
1,042	General Dynamics Corp.	137,867
343,017	General Electric Co.	2,723,555
141,879	HD Supply Holdings, Inc.*	4,033,620
9,481	Honeywell International, Inc.	1,268,463
97,597	Illinois Tool Works, Inc.	13,870,486
26,377	L3Harris Technologies, Inc.	4,751,025
26,915	Lockheed Martin Corp.	9,122,839
76,691	Raytheon Co.	10,058,025
45,394	Simpson Manufacturing Co., Inc.	2,813,520
6,886	Snap-on, Inc.	749,335
2,989	Teledyne Technologies, Inc.*	888,540
38,268	WESCO International, Inc.*	874,424

		55,176,123

Commercial & Professional Services – 1.8%
29,156	Cintas Corp.	5,050,402
8,778	CoStar Group, Inc.*	5,154,530
32,586	IHS Markit Ltd.	1,955,160
10,605	Republic Services, Inc.	796,011
186,322	TransUnion	12,330,790

		25,286,893

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – 0.8%
106,821	DR Horton, Inc.	$ 3,631,914
2,448	Mohawk Industries, Inc.*	186,636
130	NVR, Inc.*	333,984
605,582	TRI Pointe Group, Inc.*	5,310,954
12,109	Whirlpool Corp.	1,038,952

		10,502,440

Consumer Services – 2.5%
25,135	Chipotle Mexican Grill, Inc.*	16,448,344
34,232	Domino’s Pizza, Inc.	11,093,564
5,215	frontdoor, Inc.*	181,378
873	Graham Holdings Co. Class B	297,841
47,502	Laureate Education, Inc. Class A*	499,246
6,065	Service Corp. International	237,202
58,909	ServiceMaster Global Holdings, Inc.*	1,590,543
2,492	Strategic Education, Inc.	348,282
49,027	Yum China Holdings, Inc.	2,090,021
39,445	Yum! Brands, Inc.	2,703,166

		35,489,587

Diversified Financials – 5.1%
306,092	Ally Financial, Inc.	4,416,908
133,949	Berkshire Hathaway, Inc. Class B*	24,489,896
13,873	Cboe Global Markets, Inc.	1,238,165
50,140	CME Group, Inc.	8,669,707
32,647	Discover Financial Services	1,164,519
137,041	E*TRADE Financial Corp.	4,703,247
19,558	Evercore, Inc. Class A	900,842
40,486	LPL Financial Holdings, Inc.	2,203,653
429,587	MFA Financial, Inc. (REIT)	665,860
13,256	Morgan Stanley	450,704
11,145	MSCI, Inc.	3,220,459
33,615	Nasdaq, Inc.	3,191,744
17,583	OneMain Holdings, Inc.	336,187
50,407	S&P Global, Inc.	12,352,235
147,872	Two Harbors Investment Corp. (REIT)	563,392
83,145	Voya Financial, Inc.	3,371,530

		71,939,048

Energy – 1.6%
38,680	Chevron Corp.	2,802,753
58,109	Devon Energy Corp.	401,533
14,878	DHT Holdings, Inc.	114,114
186,567	EOG Resources, Inc.	6,701,487
7,994	HollyFrontier Corp.	195,933
379,448	Marathon Oil Corp.	1,248,384
10,717	ONEOK, Inc.	233,738
105,042	PBF Energy, Inc. Class A	743,697
76,303	Pioneer Natural Resources Co.	5,352,655
56,681	TechnipFMC plc	382,030
8,952	Valero Energy Corp.	406,063
204,301	Williams Cos., Inc. (The)	2,890,859
65,610	WPX Energy, Inc.*	200,111

		21,673,357

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 2.7%
30,155	Casey’s General Stores, Inc.	$ 3,995,236
73,078	Costco Wholesale Corp.	20,836,730
9,599	Performance Food Group Co.*	237,287
201,638	US Foods Holding Corp.*	3,571,009
212,493	Walgreens Boots Alliance, Inc.	9,721,555

		38,361,817

Food, Beverage & Tobacco – 1.5%
145,088	Altria Group, Inc.	5,610,553
39,594	Darling Ingredients, Inc.*	759,017
31,110	Freshpet, Inc.*	1,986,996
4,928	J&J Snack Foods Corp.	596,288
35,366	Lamb Weston Holdings, Inc.	2,019,398
10,800	Lancaster Colony Corp.	1,562,112
90,441	Monster Beverage Corp.*	5,088,211
64,582	Tyson Foods, Inc. Class A	3,737,360

		21,359,935

Health Care Equipment & Services – 6.9%
3,020	Abbott Laboratories	238,308
23,348	Align Technology, Inc.*	4,061,385
13,384	AmerisourceBergen Corp.	1,184,484
59,939	Anthem, Inc.	13,608,551
14,583	Cardinal Health, Inc.	699,109
105,534	Cigna Corp.	18,698,514
39,962	Edwards Lifesciences Corp.*	7,537,632
2,318	HCA Healthcare, Inc.	208,272
35,173	Humana, Inc.	11,045,025
28,349	IDEXX Laboratories, Inc.*	6,867,262
14,505	Molina Healthcare, Inc.*	2,026,494
57,653	STERIS plc	8,069,690
12,434	Teleflex, Inc.	3,641,421
47,957	UnitedHealth Group, Inc.	11,959,517
64,651	Universal Health Services, Inc. Class B	6,405,621
6,675	West Pharmaceutical Services, Inc.	1,016,269

		97,267,554

Household & Personal Products – 2.1%
19,984	Church & Dwight Co., Inc.	1,282,573
261,599	Procter & Gamble Co. (The)	28,775,890

		30,058,463

Insurance – 3.0%
53,233	Allstate Corp. (The)	4,883,063
277,338	American Equity Investment Life Holding Co.	5,213,955
19,402	American Financial Group, Inc.	1,359,692
8,529	Aon plc	1,407,626
126,645	Athene Holding Ltd. Class A*	3,143,329
9,363	Cincinnati Financial Corp.	706,438
54,104	Lincoln National Corp.	1,424,017
17,026	Marsh & McLennan Cos., Inc.	1,472,068
9,627	Mercury General Corp.	392,012
188,734	Old Republic International Corp.	2,878,194
97,263	Reinsurance Group of America, Inc.	8,183,709
39,209	Travelers Cos., Inc. (The)	3,895,414
149,740	Unum Group	2,247,597
5,176	White Mountains Insurance Group Ltd.	4,710,160

		41,917,274

Shares	Description	Value

Common Stocks – (continued)
Materials – 2.3%
4,937	Air Products & Chemicals, Inc.	$ 985,475
564,410	Alcoa Corp.*	3,476,766
133,519	Axalta Coating Systems Ltd.*	2,305,873
13,446	Ball Corp.	869,418
65,039	Dow, Inc.	1,901,740
65,718	Graphic Packaging Holding Co.	801,760
13,633	PolyOne Corp.	258,618
43,141	Sherwin-Williams Co. (The)	19,824,152
77,047	Summit Materials, Inc. Class A*	1,155,705
20,540	WestRock Co.	580,460

		32,159,967

Media & Entertainment – 6.6%
19,461	Alphabet, Inc. Class A*	22,612,709
17,482	Alphabet, Inc. Class C*	20,328,245
152	Cable One, Inc.	249,890
3,901	Charter Communications, Inc. Class A*	1,702,045
94,443	Comcast Corp. Class A	3,246,950
106,950	Facebook, Inc. Class A*	17,839,260
82,433	Liberty Broadband Corp. Class C*	9,126,982
161,189	Liberty Global plc Class C*	2,532,279
17,336	Netflix, Inc.*	6,509,668
11,855	Roku, Inc.*	1,037,075
1,059,952	Zynga, Inc. Class A*	7,260,671

		92,445,774

Pharmaceuticals, Biotechnology & Life Sciences – 8.9%
344,139	AbbVie, Inc.	26,219,950
38,789	Alexion Pharmaceuticals, Inc.*	3,482,864
49,494	Biogen, Inc.*	15,658,912
52,354	Gilead Sciences, Inc.	3,913,985
101,111	Horizon Therapeutics plc*	2,994,908
33,637	Illumina, Inc.*	9,186,938
2,455	Incyte Corp.*	179,780
43,249	Innoviva, Inc.*	508,608
91,485	IQVIA Holdings, Inc.*	9,867,572
91,665	Johnson & Johnson	12,020,032
92,402	Merck & Co., Inc.	7,109,410
6,530	Mettler-Toledo International, Inc.*	4,509,030
128,361	Pfizer, Inc.	4,189,703
22,707	QIAGEN NV*	944,611
22,821	Regeneron Pharmaceuticals, Inc.*	11,143,266
3,494	Thermo Fisher Scientific, Inc.	990,898
48,122	Vertex Pharmaceuticals, Inc.*	11,450,630

		124,371,097

Real Estate Investment Trusts – 6.4%
24,156	American Campus Communities, Inc.	670,329
96,228	American Homes 4 Rent Class A	2,232,490
23,608	Brandywine Realty Trust	248,356

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
201,173	Brixmor Property Group, Inc.	$ 1,911,143
116,115	Camden Property Trust	9,200,953
18,849	CoreSite Realty Corp.	2,184,599
7,066	Corporate Office Properties Trust	156,371
13,665	CyrusOne, Inc.	843,814
112,680	Douglas Emmett, Inc.	3,437,867
389,714	Duke Realty Corp.	12,618,939
108,416	Empire State Realty Trust, Inc. Class A	971,407
212,327	Equity LifeStyle Properties, Inc.	12,204,556
18,933	Essex Property Trust, Inc.	4,169,804
160,859	First Industrial Realty Trust, Inc.	5,345,345
42,290	Healthcare Trust of America, Inc. Class A	1,026,801
402,099	Invitation Homes, Inc.	8,592,856
5,385	Lamar Advertising Co. Class A	276,143
114,417	Physicians Realty Trust	1,594,973
42,814	Prologis, Inc.	3,440,961
1,888	PS Business Parks, Inc.	255,862
46,903	QTS Realty Trust, Inc. Class A	2,720,843
181,796	Retail Properties of America, Inc. Class A	939,885
216,714	Rexford Industrial Realty, Inc.	8,887,441
20,299	SBA Communications Corp.	5,480,121
888	Sun Communities, Inc.	110,638
14,722	Terreno Realty Corp.	761,863

		90,284,360

Retailing – 8.1%
32,900	Amazon.com, Inc.*	64,145,788
4,437	AutoZone, Inc.*	3,753,702
24,580	Dollar General Corp.	3,711,826
34,974	eBay, Inc.	1,051,318
48,877	Home Depot, Inc. (The)	9,125,825
108,585	Lowe’s Cos., Inc.	9,343,739
1,541	MercadoLibre, Inc.*	752,902
34,301	Murphy USA, Inc.*	2,893,632
1,394	O’Reilly Automotive, Inc.*	419,664
191,767	Target Corp.	17,828,578

		113,026,974

Semiconductors & Semiconductor Equipment – 3.4%
4,381	Advanced Micro Devices, Inc.*	199,248
225,538	Applied Materials, Inc.	10,334,151
15,046	Inphi Corp.*	1,191,192
31,784	Intel Corp.	1,720,150
15,650	Lam Research Corp.	3,756,000
63,459	NVIDIA Corp.	16,727,792
6,602	Power Integrations, Inc.	583,155
70,884	Teradyne, Inc.	3,839,786
63,128	Texas Instruments, Inc.	6,308,381
20,982	Universal Display Corp.	2,765,008

		47,424,863

Shares	Description	Value

Common Stocks – (continued)
Software & Services – 13.9%
76,923	Adobe, Inc.*	$ 24,479,975
78,631	Alliance Data Systems Corp.	2,645,933
6,532	Amdocs Ltd.	359,064
55,759	Automatic Data Processing, Inc.	7,621,140
104,369	Black Knight, Inc.*	6,059,664
20,296	Booz Allen Hamilton Holding Corp.	1,393,117
21,888	Cadence Design Systems, Inc.*	1,445,483
73,711	Citrix Systems, Inc.	10,433,792
20,773	Cognizant Technology Solutions Corp. Class A	965,321
26,956	CoreLogic, Inc.	823,236
5,074	EPAM Systems, Inc.*	942,039
2,902	FleetCor Technologies, Inc.*	541,339
79,080	Fortinet, Inc.*	8,000,524
83,731	International Business Machines Corp.	9,288,280
21,756	Intuit, Inc.	5,003,880
339,794	Microsoft Corp.	53,588,912
154,289	NortonLifeLock, Inc.	2,886,747
35,899	Okta, Inc.*	4,389,012
176,247	Oracle Corp.	8,518,017
604	Paycom Software, Inc.*	122,014
155,618	PayPal Holdings, Inc.*	14,898,867
12,386	Perspecta, Inc.	225,921
2,505	Qualys, Inc.*	217,910
6,867	ServiceNow, Inc.*	1,967,945
111,060	Square, Inc. Class A*	5,817,323
14,421	Synopsys, Inc.*	1,857,281
64,184	VeriSign, Inc.*	11,558,897
31,752	Visa, Inc. Class A	5,115,882
23,507	Workday, Inc. Class A*	3,061,082
5,917	Zscaler, Inc.*	360,109

		194,588,706

Technology Hardware & Equipment – 8.0%
276,840	Apple, Inc.	70,397,644
1,620	Arista Networks, Inc.*	328,131
62,169	Ciena Corp.*	2,474,948
271,773	Cisco Systems, Inc.	10,683,397
123,536	Itron, Inc.*	6,897,015
52,352	Jabil, Inc.	1,286,812
209,079	Keysight Technologies, Inc.*	17,495,731
5,155	Lumentum Holdings, Inc.*	379,923
6,357	National Instruments Corp.	210,289
42,942	NetApp, Inc.	1,790,252

		111,944,142

Telecommunication Services – 1.0%
163,132	Cogent Communications Holdings, Inc.	13,371,824

Transportation – 1.1%
47,292	Copa Holdings SA Class A	2,141,855
31,353	CSX Corp.	1,796,527
1,943	JB Hunt Transport Services, Inc.	179,203
18,420	Norfolk Southern Corp.	2,689,320
3,233	Old Dominion Freight Line, Inc.	424,363
60,747	Union Pacific Corp.	8,567,757

		15,799,025

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – 3.3%
127,731	AES Corp.	$ 1,737,142
15,284	American Electric Power Co., Inc.	1,222,414
208,597	CenterPoint Energy, Inc.	3,222,824
253,864	CMS Energy Corp.	14,914,510
25,067	Consolidated Edison, Inc.	1,955,226
73,489	DTE Energy Co.	6,979,250
131,274	FirstEnergy Corp.	5,260,149
89,821	NRG Energy, Inc.	2,448,521
157,085	Public Service Enterprise Group, Inc.	7,054,687
9,076	WEC Energy Group, Inc.	799,868

		45,594,591

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,164,793,008)		$1,391,395,048

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,202,675	0.333%	$ 2,202,675
(Cost $2,202,675)

TOTAL INVESTMENTS – 99.5% (Cost $1,166,995,683)		$1,393,597,723

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		6,731,941

NET ASSETS – 100.0%		$1,400,329,664

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%
Australia – 6.3%
212,008	AGL Energy Ltd. (Utilities)	$ 2,218,736
91,442	ASX Ltd. (Diversified Financials)	4,292,352
288,388	Aurizon Holdings Ltd. (Transportation)	747,378
898,170	Beach Energy Ltd. (Energy)	625,928
107,342	BHP Group Ltd. (Materials)	1,947,324
260,090	BHP Group plc (Materials)	4,036,508
331,250	Brambles Ltd. (Commercial & Professional Services)	2,141,116
77,067	Charter Hall Group (REIT)	323,261
206,263	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,113,258
125,021	Coles Group Ltd. (Food & Staples Retailing)	1,164,326
233,478	Fortescue Metals Group Ltd. (Materials)	1,430,806
37,561	Harvey Norman Holdings Ltd. (Retailing)	68,968
47,304	IGO Ltd. (Materials)	121,522
101,214	Magellan Financial Group Ltd. (Diversified Financials)	2,684,370
497,866	QBE Insurance Group Ltd. (Insurance)	2,593,382
232,856	Regis Resources Ltd. (Materials)	517,502
46,649	Rio Tinto Ltd. (Materials)	2,403,332
16,079	Rio Tinto plc ADR (Materials)	732,559
781,803	Santos Ltd. (Energy)	1,605,632
38,523	Saracen Mineral Holdings Ltd. (Materials)*	86,627
221,132	Sonic Healthcare Ltd. (Health Care Equipment & Services)	3,323,576
57,074	Stockland (REIT)	87,764
14,456	Wesfarmers Ltd. (Retailing)	306,326
133,829	Woolworths Group Ltd. (Food & Staples Retailing)	2,910,297

		37,482,850

Austria – 0.0%
4,522	Wienerberger AG (Materials)	70,646

Belgium – 0.7%
12,731	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	2,500,082
20,068	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,717,063

		4,217,145

Cambodia – 0.0%
110,000	NagaCorp Ltd. (Consumer Services)	111,352

China – 1.6%
887,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	3,059,014
80,500	ENN Energy Holdings Ltd. (Utilities)	779,823
411,000	Fosun International Ltd. (Capital Goods)	471,830

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,518,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	$ 2,468,016
987,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	953,929
2,816,000	Want Want China Holdings Ltd. (Food, Beverage & Tobacco)	2,030,664

		9,763,276

Denmark – 2.5%
24,306	GN Store Nord A/S (Health Care Equipment & Services)	1,077,683
173,397	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	10,354,591
45,184	Vestas Wind Systems A/S (Capital Goods)	3,676,427

		15,108,701

Finland – 0.3%
48,317	Neste OYJ (Energy)	1,606,423

France – 10.4%
22,788	Airbus SE (Capital Goods)	1,469,414
6,168	Alstom SA (Capital Goods)	254,690
142,792	BNP Paribas SA (Banks)	4,168,846
50,077	Bouygues SA (Capital Goods)	1,453,294
25,243	Capgemini SE (Software & Services)	2,109,365
4,772	Christian Dior SE (Consumer Durables & Apparel)	1,663,299
90,969	Danone SA (Food, Beverage & Tobacco)	5,821,856
16,486	EssilorLuxottica SA (Consumer Durables & Apparel)	1,745,452
9,572	Gaztransport Et Technigaz SA (Energy)	689,169
17,584	Gecina SA (REIT)	2,313,874
4,634	Hermes International (Consumer Durables & Apparel)	3,153,026
72,623	Legrand SA (Capital Goods)	4,632,038
14,819	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	5,434,890
80,402	Peugeot SA (Automobiles & Components)	1,046,776
103,064	Publicis Groupe SA (Media & Entertainment)	2,945,459
55,749	Rexel SA (Capital Goods)	410,501
78,530	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	6,798,728
24,349	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	4,858,945
87,417	Schneider Electric SE (Capital Goods)	7,388,740
103,121	Societe Generale SA (Banks)	1,689,344
33,694	TOTAL SA (Energy)	1,269,550

		61,317,256

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – 7.0%
7,218	adidas AG (Consumer Durables & Apparel)	$ 1,602,594
2,607	Allianz SE (Registered) (Insurance)	443,966
37,671	alstria office REIT-AG (REIT)	540,615
106,768	BASF SE (Materials)	4,990,547
5,612	Brenntag AG (Capital Goods)	203,896
1,641	CANCOM SE (Software & Services)	68,982
38,748	Deutsche Boerse AG (Diversified Financials)	5,323,359
16,974	Deutsche Pfandbriefbank AG (Banks)(a)	128,139
197,558	Deutsche Post AG (Registered) (Transportation)	5,296,258
25,098	DWS Group GmbH & Co. KGaA (Diversified Financials)(a)	609,344
15,165	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	564,634
1,171	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	73,841
26,911	HeidelbergCement AG (Materials)	1,149,721
22,232	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(b)	1,778,152
24,203	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	4,866,509
45,983	Nemetschek SE (Software & Services)	2,241,567
6,158	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(b)	257,407
15,007	Scout24 AG (Media & Entertainment)(a)	897,102
83,153	Siemens AG (Registered) (Capital Goods)	6,962,826
24,552	Siltronic AG (Semiconductors & Semiconductor Equipment)	1,776,178
28,656	Talanx AG (Insurance)	964,159
6,708	Volkswagen AG (Preference) (Automobiles & Components)(b)	772,739

		41,512,535

Hong Kong – 0.9%
205,500	CK Infrastructure Holdings Ltd. (Utilities)	1,087,894
11,000	CLP Holdings Ltd. (Utilities)	100,760
61,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,827,518
302,000	Power Assets Holdings Ltd. (Utilities)	1,791,537
390,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	359,974

		5,167,683

Shares	Description	Value

Common Stocks – (continued)
Ireland – 0.1%
142,459	C&C Group plc (Food, Beverage & Tobacco)	$ 346,903

Israel – 0.4%
162,400	Plus500 Ltd. (Diversified Financials)	2,148,174

Italy – 3.9%
1,686,211	A2A SpA (Utilities)	2,080,356
72,575	Azimut Holding SpA (Diversified Financials)	1,032,940
163,748	Banca Generali SpA (Diversified Financials)	3,402,599
110,361	Buzzi Unicem SpA (Materials)	2,015,560
17,922	Ferrari NV (Automobiles & Components)	2,760,614
840,254	Hera SpA (Utilities)	3,039,944
2,633,930	Intesa Sanpaolo SpA (Banks)	4,261,860
363,493	Iren SpA (Utilities)	905,745
202,977	Mediobanca Banca di Credito Finanziario SpA (Banks)	1,106,872
285,019	Poste Italiane SpA (Insurance)(a)	2,398,960

		23,005,450

Japan – 29.1%
7,400	AEON Financial Service Co. Ltd. (Diversified Financials)	79,062
160,600	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	2,992,697
266,800	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	4,110,683
3,300	BayCurrent Consulting, Inc. (Commercial & Professional Services)	154,648
173,800	Benesse Holdings, Inc. (Consumer Services)	4,422,890
111,300	Chubu Electric Power Co., Inc. (Utilities)	1,570,798
33,500	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,875,809
179,700	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	3,818,822
33,100	Daito Trust Construction Co. Ltd. (Real Estate)	3,073,781
181,200	Daiwa House Industry Co. Ltd. (Real Estate)	4,476,968
19,200	DCM Holdings Co. Ltd. (Retailing)	177,590
169,100	Dentsu Group, Inc. (Media & Entertainment)	3,267,346
4,500	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	68,275

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
21,200	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,550,725
26,700	FamilyMart Co. Ltd. (Food & Staples Retailing)	479,423
7,000	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	168,463
21,800	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	1,074,294
65,400	Fujitsu Ltd. (Software & Services)	5,890,494
36,100	Fukuoka Financial Group, Inc. (Banks)	476,212
30,900	GCA Corp. (Diversified Financials)	160,640
113,300	Hitachi Ltd. (Technology Hardware & Equipment)	3,254,702
2,500	House Foods Group, Inc. (Food, Beverage & Tobacco)	81,350
37,300	Hoya Corp. (Health Care Equipment & Services)	3,171,676
54,200	Ibiden Co. Ltd. (Technology Hardware & Equipment)	1,182,861
14,800	Itochu Enex Co. Ltd. (Energy)	115,010
17,000	JBCC Holdings, Inc. (Software & Services)	261,887
51,400	Kamigumi Co. Ltd. (Transportation)	867,609
157,200	KDDI Corp. (Telecommunication Services)	4,643,467
122,800	Konami Holdings Corp. (Media & Entertainment)	3,766,599
143,400	K’s Holdings Corp. (Retailing)	1,355,108
7,100	Lion Corp. (Household & Personal Products)	151,417
248,100	LIXIL Group Corp. (Capital Goods)	3,056,886
20,500	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	747,295
76,200	Mitsubishi Heavy Industries Ltd. (Capital Goods)	1,920,386
51,700	Mitsubishi Materials Corp. (Materials)	1,056,909
272,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,019,948
47,500	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	232,503
145,500	Mitsui Fudosan Co. Ltd. (Real Estate)	2,519,291
4,011,000	Mizuho Financial Group, Inc. (Banks)	4,601,738
12,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	337,604
235,800	Nexon Co. Ltd. (Media & Entertainment)	3,853,171
20,300	NH Foods Ltd. (Food, Beverage & Tobacco)	706,452

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
18,400	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	$ 245,033
144,300	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	3,451,168
56,100	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	935,876
56,800	Nitto Denko Corp. (Materials)	2,522,999
1,111,800	Nomura Holdings, Inc. (Diversified Financials)	4,691,909
229,500	Nomura Research Institute Ltd. (Software & Services)	4,847,671
352,900	NTT Data Corp. (Software & Services)	3,378,158
120,500	NTT DOCOMO, Inc. (Telecommunication Services)	3,768,409
4,400	Okinawa Electric Power Co., Inc. (The) (Utilities)	80,541
169,900	Olympus Corp. (Health Care Equipment & Services)	2,449,160
15,300	Open House Co. Ltd. (Real Estate)	314,832
29,600	Otsuka Corp. (Software & Services)	1,261,864
2,800	PALTAC Corp. (Retailing)	138,674
23,000	Pan Pacific International Holdings Corp. (Retailing)	435,558
4,900	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	110,932
181,100	Rakuten, Inc. (Retailing)	1,365,323
3,300	Saizeriya Co. Ltd. (Consumer Services)	62,262
64,000	SAMTY Co. Ltd. (Real Estate)	709,185
90,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,560,005
22,600	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,210,928
17,600	SCSK Corp. (Software & Services)	778,658
57,300	Secom Co. Ltd. (Commercial & Professional Services)	4,739,183
182,500	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	2,214,141
111,300	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	1,466,277
7,500	Sekisui House Ltd. (Consumer Durables & Apparel)	123,690
10,400	Senko Group Holdings Co. Ltd. (Transportation)	80,455
105,600	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	3,487,429
47,500	Shikoku Electric Power Co., Inc. (Utilities)	374,670
87,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,305,279

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
118,600	SoftBank Group Corp. (Telecommunication Services)	$ 4,198,723
79,000	Sony Corp. (Consumer Durables & Apparel)	4,679,453
4,500	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	240,972
152,100	Sumitomo Realty & Development Co. Ltd. (Real Estate)	3,713,955
62,100	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	583,293
62,300	Sundrug Co. Ltd. (Food & Staples Retailing)	1,996,355
13,600	Taiheiyo Cement Corp. (Materials)	231,653
7,100	Taisei Corp. (Capital Goods)	216,536
58,200	TDK Corp. (Technology Hardware & Equipment)	4,474,950
25,500	Teijin Ltd. (Materials)	431,332
238,500	TIS, Inc. (Software & Services)	3,955,252
12,700	Tokyo Century Corp. (Diversified Financials)	397,395
17,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,224,262
153,500	Tokyo Gas Co. Ltd. (Utilities)	3,616,961
195,700	Tokyo Individualized Educational Institute, Inc. (Consumer Services)	824,303
4,900	Toyota Motor Corp. (Automobiles & Components)	295,298
43,300	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	3,040,363
948,500	Yamada Denki Co. Ltd. (Retailing)*	3,777,902
5,200	Yellow Hat Ltd. (Retailing)	72,082

		171,874,798

Macau – 0.1%
481,000	SJM Holdings Ltd. (Consumer Services)	401,363

Netherlands – 6.4%
47,649	Altice Europe NV (Media & Entertainment)*	183,900
40,276	ASM International NV (Semiconductors & Semiconductor Equipment)	4,097,756
113,719	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	3,482,856
28,289	Euronext NV (Diversified Financials)(a)	2,083,011
217,230	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	5,060,714
30,523	Koninklijke DSM NV (Materials)	3,433,499
15,870	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	1,316,099
270,058	Royal Dutch Shell plc Class A (Energy)	4,683,063

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
98,718	Royal Dutch Shell plc Class B (Energy)	$ 1,655,902
57,160	Royal Dutch Shell plc Class B ADR (Energy)	1,866,845
157,260	Signify NV (Capital Goods)(a)	3,047,736
49,647	TomTom NV (Consumer Durables & Apparel)*	384,855
89,615	Wolters Kluwer NV (Commercial & Professional Services)	6,343,319

		37,639,555

Norway – 1.9%
364,439	DNB ASA (Banks)	4,060,191
318,524	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	1,559,160
288,996	Orkla ASA (Food, Beverage & Tobacco)	2,476,035
24,242	Salmar ASA (Food, Beverage & Tobacco)	802,021
67,227	Yara International ASA (Materials)	2,125,656

		11,023,063

Singapore – 1.1%
188,300	DBS Group Holdings Ltd. (Banks)	2,456,967
635,100	Singapore Exchange Ltd. (Diversified Financials)	4,090,332

		6,547,299

Spain – 0.6%
11,107	Aena SME SA (Transportation)(a)	1,205,048
131,898	Banco Santander SA (Banks)	313,762
25,963	Cellnex Telecom SA (Telecommunication Services)(a)	1,177,746
18,968	Inmobiliaria Colonial SOCIMI SA (REIT)	178,804
14,931	Viscofan SA (Food, Beverage & Tobacco)	817,523

		3,692,883

Sweden – 2.5%
9,455	Betsson AB (Consumer Services)*	37,147
125,048	Boliden AB (Materials)	2,243,345
44,529	Investor AB Class A (Diversified Financials)	1,991,642
133,791	Kinnevik AB Class B (Diversified Financials)	2,182,053
40,234	Sandvik AB (Capital Goods)	565,959
67,475	Swedish Match AB (Food, Beverage & Tobacco)	3,820,412
328,834	Volvo AB Class B (Capital Goods)	3,908,499

		14,749,057

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 10.1%
1,168	Baloise Holding AG (Registered) (Insurance)	$ 152,274
41,667	Credit Suisse Group AG (Registered) (Diversified Financials)*	336,309
27,717	LafargeHolcim Ltd. (Registered) (Materials)*	1,011,491
8,817	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	3,626,643
193,241	Nestle SA (Registered) (Food, Beverage & Tobacco)	19,781,655
132,006	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	10,890,342
51,726	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	16,642,428
20,359	Sonova Holding AG (Registered) (Health Care Equipment & Services)	3,630,303
11,039	Swiss Life Holding AG (Registered) (Insurance)	3,705,197
229	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	68,587

		59,845,229

United Kingdom – 10.3%
26,287	Ashmore Group plc (Diversified Financials)	115,749
63,526	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	2,837,071
342,713	Aviva plc (Insurance)	1,126,756
571,898	Barratt Developments plc (Consumer Durables & Apparel)	3,091,290
52,320	boohoo Group plc (Retailing)*	123,071
16,866	British American Tobacco plc (Food, Beverage & Tobacco)	574,545
191,178	Diageo plc (Food, Beverage & Tobacco)	6,062,163
21,946	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	570,443
221,710	Experian plc (Commercial & Professional Services)	6,161,617
68,128	Fiat Chrysler Automobiles NV (Automobiles & Components)	486,348
88,297	Greggs plc (Consumer Services)	1,757,125
105,210	Halma plc (Technology Hardware & Equipment)	2,470,968
9,218	HomeServe plc (Commercial & Professional Services)	120,070
335,037	HSBC Holdings plc (Banks)	1,880,821
171,666	Imperial Brands plc (Food, Beverage & Tobacco)	3,168,156
148,261	Jupiter Fund Management plc (Diversified Financials)	363,517

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,037,490	Lloyds Banking Group plc (Banks)	$ 796,561
43,842	London Stock Exchange Group plc (Diversified Financials)	3,921,921
17,798	Marshalls plc (Materials)	129,436
32,517	Mondi plc (Materials)	548,745
55,988	Moneysupermarket.com Group plc (Retailing)	208,055
597,203	National Grid plc (Utilities)	6,977,885
23,170	Paragon Banking Group plc (Banks)	94,768
89,955	Persimmon plc (Consumer Durables & Apparel)	2,126,416
31,250	Prudential plc (Insurance)	391,558
2,576	Reckitt Benckiser Group plc (Household & Personal Products)	196,228
47,971	RELX plc (Commercial & Professional Services)	1,023,818
69,197	Rentokil Initial plc (Commercial & Professional Services)	330,484
160,737	Segro plc (REIT)	1,519,508
205,380	Smith & Nephew plc (Health Care Equipment & Services)	3,618,080
150,186	SSE plc (Utilities)	2,413,347
1,778,496	Taylor Wimpey plc (Consumer Durables & Apparel)	2,559,185
17,834	Unilever plc (Household & Personal Products)	899,372
44,380	Unilever plc ADR (Household & Personal Products)	2,244,297
12,574	Workspace Group plc (REIT)	117,964

		61,027,338

United States – 0.6%
53,693	Ferguson plc (Capital Goods)	3,319,970

TOTAL INVESTMENTS – 96.8% (Cost $622,481,681)		$571,978,949

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%		18,780,447

NET ASSETS – 100.0%		$590,759,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2020:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$18,176,840	$—	$—
North America	2,156,545,880	—	—
South America	4,658,516	—	—
Securities Lending Reinvestment Vehicle	2,023,215	—	—

Total	$2,181,404,451	$—	$—

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Futures(b)	$(234,401)	$—	$—
Written Options Contracts	(7,214,930)	—	—

Total	$(7,449,331)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$35	$—
Asia	162,320	57,434,047	—
Australia and Oceania	2,062,775	14,257,965	—
Europe	6,963,131	105,848,847	—
South America	—	166,673	—

Total	$9,188,226	$177,707,567	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$774	$—	$—

Liabilities
Written Options Contracts	$(3,376,539)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,090,021	$—	$—
Europe	2,914,309	—	—
North America	1,385,637,816	—	—
South America	752,902	—	—
Securities Lending Reinvestment Vehicle	2,202,675	—	—

Total	$1,393,597,723	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,040,363	$192,973,582	$—
Australia and Oceania	732,559	36,750,291	—
Europe	14,737,067	320,425,117	—
North America	—	3,319,970	—

Total	$18,509,989	$553,468,960	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the International Tax-Managed Equity, U.S. Equity Dividend and Premium, and U.S. Tax-Managed Equity Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The U.S. Equity Dividend and Premium, and U.S. Tax-Managed Equity Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.